Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Inventories

	December 31,
	2018	2017
	$	$
Finished goods	—	554
Work in process	240	—
	240	554